UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form 13F-HR/A

                               Form 13F COVER PAGE


Report for the Calendar Year of Quarter Ended:  June 30, 1999

Check here if Amendment [ X ]; Amendment Number:   2
     This Amendment (Check only one.):      [   ]    is a restatement.
                                            [ X ]    adds new holdings entries.

THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM FILED 9/30/99 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT HAS EXPIRED.

Institutional Investment Manager Filing this Report:



Name:          Milton Arbitrage Partners, LLC
Address:       165 Mason Street
               Greenwich, Connecticut  06830


Form 13F File Number:  28-7416

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     James E. Buck, II
Title:    Managing Member
Phone:    (203) 661-7022

Signature, Place, and Date of Signing:

           /s/ James E. Buck, II              Greenwich, Connecticut   2/28/00
              [Signature]                             [City, State]     [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]      13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[  ]      13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



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                                               Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                            0

Form 13F Information Table Entry Total:                       1

Form 13F Information Table Value Total:                   $   2,178
                                                              (thousands)


List of Other Included Managers:


None


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


                                  Item 2:              Item 3:       Item 4:   Item 5:             Item 6:    Item 7:     Item 8:
   Item 1:                        Title of             CUSIP         Value     Shares or           Investment Other       Voting
Name of Issuer                    Class                Number        (x $1000) Prn Amt    SH/PRN   Discretion Managers    Authority


                                                                                                                 Sole   Shared  None


Lifeline Sys. Inc.                COM                  532192101     2,178    113,149      SH      SOLE         113,149

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